UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         May 13, 2009
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    83
                                                    ------------------

Form 13F Information Table Value Total:              $ 218571
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     9933   199775 SH       Sole                   198775              1000
ALLIANCEBERNSTEIN              COM              01881G106      215    14600 SH       Sole                    14600
ALTRIA GROUP INC.              COM              02209S103     2587   161473 SH       Sole                   161473
APPLE INC                      COM              037833100     1005     9561 SH       Sole                     9561
ASCENT MEDIA                   COM              043632108     2500   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      315    12487 SH       Sole                    12487
BANK OF AMERICA                COM              060505104      154    22648 SH       Sole                    20929              1719
BERSHIRE HATHAWAY CL A         COM              084670108      520        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670207     6466     2293 SH       Sole                     2283                10
BOEING CO.                     COM              097023105      576    16185 SH       Sole                    16185
BP PLC - SPONS ADR             COM              056622104      316     7876 SH       Sole                     7876
CEDAR FAIR L.P.                COM              150185106      711    76500 SH       Sole                    76500
CHEVRON CORP                   COM              166764100     2599    38658 SH       Sole                    38658
CISCO SYSTEMS                  COM              17275R102      273    16301 SH       Sole                    16301
CITADEL BROADCASTING           COM              17285T106      129  1960099 SH       Sole                  1960099
CITIGROUP                      COM              172967101      377   148853 SH       Sole                   148853
COCA COLA CO                   COM              191216100     4851   110367 SH       Sole                   110367
CONOCOPHILLIPS                 COM              20825C104      535    13662 SH       Sole                    13662
CONSECO INC                    COM              208464883     1750  1901850 SH       Sole                  1885850             16000
DISCOVER COMM  A               COM              25468Y107     3267   203935 SH       Sole                   203935
DISCOVER COMM  C               COM              25470F302     5257   358835 SH       Sole                   358835
DU PONT                        COM              263534109      273    12234 SH       Sole                    12234
EMC CORP./MASS                 COM              268648102      243    21290 SH       Sole                    21290
EXXON MOBIL                    COM              30231G102      856    12574 SH       Sole                    12574
FEDERATED INVESTORS            COM              314211103      822    36947 SH       Sole                    36947
FORTUNE BRANDS                 COM              349631101    22747   926557 SH       Sole                   926557
GENERAL DYNAMICS               COM              369550108     4477   107645 SH       Sole                   107645
GENERAL ELECTRIC               COM              369604103      284    28048 SH       Sole                    28048
GOOGLE INC                     COM              38259P508      998     2867 SH       Sole                     2867
GREAT LAKES DREDGE & DOCK      COM              390607109     3761  1249500 SH       Sole                  1249500
HARMAN INTL                    COM              413086109     8649   639255 SH       Sole                   637805              1450
IDT CORPORATION                COM              448947309      522   449833 SH       Sole                   449833
INTEL CORP                     COM              458140100      307    20450 SH       Sole                    20450
J.P. MORGAN CHASE              COM              46625H100     2471    92966 SH       Sole                    92966
JK ACQ CORP NEW                COM              47759H304        5   500000 SH       Sole                   500000
JOHNSON & JOHNSON              COM              478160104      358     6809 SH       Sole                     4809              2000
LIBERTY INTERACT.              COM              53071M104     1087   375000 SH       Sole                   375000
MARSHALL&ILSLEY                COM              571837103     2107   374176 SH       Sole                   374176
MERITOR SAVINGS BANK           COM              590007100     2074  1002000 SH       Sole                  1002000
MICROSOFT CORP                 COM              594918104      858    46680 SH       Sole                    44680              2000
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
ORGANIC TO GO FOOD CORP.       COM              68618K106       23   500587 SH       Sole                   500587
PAR PHARM.                     COM              69888P106      284    30000 SH       Sole                    30000
PAYCHEX INC.                   COM              704326107     1042    40600 SH       Sole                    40600
PFIZER INC                     COM              717081103     6789   498422 SH       Sole                   498422
PHILIP MORRIS INTl.            COM              718172109     6345   178331 SH       Sole                   176161              2170
PINNACLE WEST                  COM              723484101     1203    45300 SH       Sole                    45300
PNC BANK CORP.                 COM              693475105      235     8007 SH       Sole                     8007
POLYMER GROUP                  COM              731745204      432    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     2865  1160000 SH       Sole                  1160000
PROCTER & GAMBLE               COM              742718109      228     4833 SH       Sole                     4833
ROYAL DUTCH SHELL              COM              780259206     1193    26925 SH       Sole                    26925
TRANSOCEAN LTD                 COM              040674667     3802    64609 SH       Sole                    64609
TYCO ELECTRONICS               COM              G9144P105     2484   225000 SH       Sole                   225000
TYCO INTL.                     COM              G9143X208    10652   544559 SH       Sole                   542059              2500
UNICA CORP                     COM              904583101     2777   575000 SH       Sole                   575000
UNITED BANKSHARES              COM              909907107     1785   103528 SH       Sole                   103528
USG CORP.                      COM              903293405      951   125000 SH       Sole                   125000
VERIZON COMM.                  COM              92343V104      427    14142 SH       Sole                    14142
WYNDHAM WORLDWIDE              COM              98310W108      850   202400 SH       Sole                   202400
ZIMMER HOLDINGS                COM              98956P102     6783   185835 SH       Sole                   185835
ISHARES DJ MEDICAL DEVICE      MUTUAL           464288810      223     6050 SH       Sole                     6050
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     5526   219450 SH       Sole                   217600              1850
PROSHARES TRUST ULTRA FINANCIA MUTUAL           74347R818      522   200000 SH       Sole                   200000
PROSHARES ULTRA SMALL CAP 600  MUTUAL           74347R818     2886   200000 SH       Sole                   200000
SPDR TRUST SERIES 1            MUTUAL           78462F103      573     7200 SH       Sole                     7200
SPDR-HEALTHCARE                MUTUAL           81369Y209     3349   138350 SH       Sole                   138350
SPDR-UTILITIES                 MUTUAL           81369Y886      255    10000 SH       Sole                    10000
VANGUARD INDEX FDS GROWTH ETF  MUTUAL           922908736      506    13535 SH       Sole                    13535
iSHARES BIOTECH                MUTUAL           464287556      265     4000 SH       Sole                     4000
iSHARES DIVIDEND               MUTUAL           464287168      260     8300 SH       Sole                     8300
iSHARES DJ BASIC MATERIALS     MUTUAL           464287838     5371   153060 SH       Sole                   153060
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    26740   762255 SH       Sole                   762255
ISHARES COMEX GOLD TRUST       COM              464285105      271     3000 SH       Sole                     3000
ISHARES NATURAL RESOURCE SECTO COM              464287374      484    20500 SH       Sole                    20500
SPDR GOLD TRUST                COM              78463V107     6243    69150 SH       Sole                    69150
VAN KAMPEN DYNAMIC CREDIT OPPO BOND             921166104       80    12000 SH       Sole                    12000
iSHARES AGGREG. INDEX          BOND             464287226     6516    64220 SH       Sole                    64220
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     1595    16125 SH       Sole                    16125
iSHARES INVEST. GRADE CORP.    BOND             464287242     5928    62979 SH       Sole                    62979
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      349    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101     1006    99594 SH       Sole                    99594
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1240   115871 SH       Sole                   115871